Asset Retirement Obligation (ARO Roll Forward) (Details) - CAD CAD in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, January 1		CAD 109	CAD 106
Additions	[1]	48	0
Additions due to acquisition		9	0
Liabilities settled		(2)	(2)
Asset Retirement Obligation, Accretion Expense		7	8
Asset Retirement Obligation, Accretion Expense Deferred To Regulatory Asset		(2)	(8)
Asset Retirement Obligation, Revision of Estimate		1	5
Balance, December 31		CAD 170	CAD 109

[1]
Tampa Electric produces ash and other by-products known as coal combustion residuals ("CCRs") at its Big Bend and Polk power stations. The 2016 additions to ARO are to achieve compliance with the EPA's CCR rule, which contains design and operating standards for CCR management units. In 2016, the FPSC approved Tampa Electric's proposed CCR compliance program for cost recovery through the Environmental Cost Recovery Clause. However, additional petitions will be submitted for recovery of future project expenses based on engineering studies currently being performed.